NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nature Of Operations And Going Concern[Abstract]
Net loss and comprehensive loss	$ (204,645)	$ 66,591	$ (257,913)
Deficit accumulated during the exploration stage	44,562,316	44,357,671
Working capital deficiency	$ 1,205,919	$ 974,400